Other non-current assets - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other non-current assets
Non-current restricted cash	€ 5,533	€ 4,569
Non-current portion of upfront payment to NovAlix	4,656
Non-current portion of advance related to the NovAliX transaction	5,563
Financial assets held at fair value through profit or loss	13,575
Other non-current assets	318	1,209
Total other non-current assets	€ 29,645	€ 5,778